10. Share-Based Compensation (Details - Common stock awards) - Common Stock Awards [Member] - shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Common stock awards outstanding, beginning balance	62,817	29,790
Common stock awards granted	26,000	41,800
Common stock awards issued	0	(8,773)
Common stock awards outstanding, ending balance	88,817	62,817